BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Glory) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Oct. 01, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill		$ 319,280		$ 320,424	$ 76,020
Glory [Member]
Business Acquisition [Line Items]
Cash consideration (paid)			$ 12,500
Cash consideration (Contingent)	[1]		6,266
Total			18,766
Cash			287
Other non-current assets			472
Identifiable intangible assets acquired			4,637
Goodwill			14,129
Liability assumed			(759)
Total			$ 18,766

[1]	According to the share purchase agreement, there is part of contingent consideration, which will be paid based upon the financial performance of Glory for the years 2015 and 2016.